Leases - Summary of payment term of future minimum lease payments under noncancelable operating leases (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Leases [Abstract]
Minimum lease payments, Total	¥ 106,553
Minimum lease payments, Less than 1 year	16,207
Minimum lease payments, 1 to 2 years	13,280
Minimum lease payments, 2 to 3 years	9,029
Minimum lease payments, 3 to 4 years	8,012
Minimum lease payments, 4 to 5 years	7,312
Minimum lease payments, More than 5 years	¥ 52,713